Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
2014 Equity and Incentive Plan
On May 14, 2014, our shareholders approved the CF Industries Holdings, Inc. 2014 Equity and Incentive Plan (the Plan) which replaced the CF Industries Holdings, Inc. 2009 Equity and Incentive Plan. Under the Plan, we may grant incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards (payable in cash or stock) and other stock-based awards to our officers, employees, consultants and independent contractors (including non-employee directors). The purpose of the Plan is to provide an incentive for our employees, officers, consultants and non-employee directors that is aligned with the interests of our stockholders.
Share Reserve and Individual Award Limits
The maximum number of shares reserved for the grant of awards under the Plan is the sum of (i) 2.8 million and (ii) the number of shares subject to outstanding awards under our predecessor plans to the extent such awards terminate or expire without delivery of shares. For purposes of determining the number of shares of stock available for grant under the Plan, each option or stock appreciation right is counted against the reserve as one share. Each share of stock granted, other than an option or a stock appreciation right, is counted against the reserve as 1.61 shares. If any outstanding award expires or is settled in cash, any unissued shares subject to the award are again available for grant under the Plan. Shares tendered in payment of the exercise price of an option and shares withheld by the Company or otherwise received by the Company to satisfy tax withholding obligations are not available for future grant under the Plan. As of December 31, 2014, we had 2.8 million shares available for future awards under the Plan. The Plan provides that no more than 1.0 million underlying shares may be granted to a participant in any one calendar year.
Stock Options
Under the Plan and our predecessor plans, we granted to plan participants nonqualified stock options to purchase shares of our common stock. The exercise price of these options is equal to the market price of our common stock on the date of grant. The contractual life of each option is ten years and generally one-third of the options vest on each of the first three anniversaries of the date of grant.
The fair value of each stock option award is estimated using the Black-Scholes option valuation model. Key assumptions used and resulting grant date fair values are shown in the following table.

	2014	2013	2012
Weighted-average assumptions:
Expected volatility	33%	35%	50%
Expected term of stock options	4.3 Years	4.4 Years	4.5 Years
Risk-free interest rate	1.3%	1.4%	0.7%
Expected dividend yield	1.6%	0.8%	0.8%
Weighted-average grant date fair value	$63.86	$53.82	$80.59

The expected volatility of our stock options is based on the combination of the historical volatility of our common stock and implied volatilities of exchange traded options on our common stock. The expected term of options is estimated based on our historical exercise experience, post-vesting employment termination behavior and the contractual term. The risk-free interest rate is based on the U.S. Treasury Strip yield curve in effect at the time of grant for the expected term of the options.
A summary of stock option activity during the year ended December 31, 2014 is presented below:

	Shares	Weighted- Average Exercise Price
Outstanding as of December 31, 2013	737,532	$141.76
Granted	169,225	255.87
Exercised	(188,512)	93.80
Forfeited	(81,212)	193.55
Outstanding as of December 31, 2014	637,033	179.62
Exercisable as of December 31, 2014	339,177	136.61

In addition, 59,990 stock options were modified in 2014 resulting in incremental compensation expense of $1.3 million.
Selected amounts pertaining to stock option exercises are as follows:

	2014	2013	2012
	(in millions)
Cash received from stock option exercises	$17.6	$10.3	$14.6
Actual tax benefit realized from stock option exercises	$10.2	$11.9	$36.9
Pre-tax intrinsic value of stock options exercised	$31.1	$38.6	$95.2

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2014:

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Term (years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value(1) (in millions)	Shares	Weighted- Average Remaining Contractual Term (years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value(1) (in millions)
$ 14.83 - $ 20.00	2,800	1.1	$16.87	$0.7	2,800	1.1	$16.87	$0.7
$ 20.01 - $100.00	122,024	4.7	73.09	24.3	122,024	4.7	73.09	24.3
$100.01 - $207.95	512,209	7.6	205.89	34.1	214,353	6.1	174.34	21.1
	637,033	7.0	179.62	$59.1	339,177	5.6	136.61	$46.1
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(1)
The aggregate intrinsic value represents the total pre-tax intrinsic value, based on our closing stock price of $272.54 on December 31, 2014, which would have been received by the option holders had all option holders exercised their options as of that date.

Restricted Stock Awards, Restricted Stock Units and Performance Share Units
The fair value of a restricted stock award (RSA) or a restricted stock unit (RSU) is equal to the number of awards multiplied by the closing market price of our common stock on the date of grant. We estimated the fair value of each performance share unit (PSU) on the date of grant using a Monte Carlo simulation. Awards granted to key employees vest three years from the date of grant. The RSAs awarded to non-management members of our Board of Directors vest the earlier of one year from the date of the grant or the date of the next annual stockholder meeting. During the vesting period, the holders of the RSAs, RSUs and PSUs are entitled to dividends and voting rights.
A summary of restricted stock activity during the year ended December 31, 2014 is presented below:

	Restricted Stock Awards		Restricted Stock Units		Performance Share Units
	Shares	Weighted- Average Grant-Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value
Outstanding as of December 31, 2013	74,003	$200.11	—	$—	—	$—
Granted	4,175	248.79	8,170	255.79	5,255	388.23
Restrictions lapsed (vested)	(34,571)	203.43	—	—	—	—
Forfeited	(13,136)	192.59	—	—	—	—
Outstanding as of December 31, 2014	30,471	198.79	8,170	255.79	5,255	388.23

In addition, 16,099 restricted stock awards were modified in 2014 resulting in incremental compensation expense of $0.9 million.
The weighted-average grant date fair value of restricted stock awards granted in 2014, 2013 and 2012 was $248.79, $189.42 and $201.22, respectively.
Selected amounts pertaining to restricted stock awards that vested are as follows:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Actual tax benefit realized from restricted stock vested	$3.0	$3.4	$2.9
Fair value of restricted stock vested	$8.6	$10.0	$7.6

Compensation Cost
Compensation cost is recorded primarily in selling, general and administrative expenses. The following table summarizes stock-based compensation costs and related income tax benefits.

	Year ended December 31,
	2014	2013	2012
	(in millions)
Stock-based compensation expense(1)(2)	$16.8	$12.6	$11.1
Income tax benefit	(6.1)	(4.6)	(4.0)
Stock-based compensation expense, net of income taxes	$10.7	$8.0	$7.1
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(1)	In 2014, includes incremental compensation expense of $2.2 million related to the modification of 59,990 stock options and 16,099 RSAs.

(2)
In addition to our expense associated with the Plan and predecessor plans, TNCLP also recognizes stock-based compensation expense for phantom units provided to non-employee directors of TNGP. The expense (income) resulting from these market-based liability awards amounted to $(0.1) million, zero and $0.8 million for the years ended December 31, 2014, 2013 and 2012, respectively. Stock-based compensation expense reported in our consolidated statements of operations and consolidated statements of cash flows includes this phantom unit expense (income).

As of December 31, 2014, pre-tax unrecognized compensation cost, net of estimated forfeitures, was $12.0 million for stock options, which will be recognized over a weighted-average period of 1.8 years, and $4.4 million for restricted stock, which will be recognized over a weighted-average period of 1.7 years.
An excess tax benefit is generated when the realized tax benefit from the vesting of restricted stock, or a stock option exercise, exceeds the previously recognized deferred tax asset. Excess tax benefits are required to be reported as a financing cash inflow rather than a reduction of taxes paid. The excess tax benefits in 2014, 2013 and 2012 totaled $8.7 million, $13.5 million and $36.1 million, respectively.